Accounts Payable (Details) - Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services [Abstract]
Accounts payable	$ 11,854	$ 14,438	$ 12,441
Total	$ 11,854	$ 14,438